Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0002014254
Amendment Description	AMENDMENT NO. 1
Document Type	F-1/A
Entity Registrant Name	FST Corp.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 3, Gongye 1st Rd
Entity Address, Address Line Two	Minxiong Township
Entity Address, City or Town	Chiayi County
Entity Address, Postal Zip Code	621018
Entity Address, Country	TW
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Business Contact
Document Information Line Items
Entity Address, Address Line One	No. 3, Gongye 1st Rd
Entity Address, Address Line Two	Minxiong Township
Entity Address, City or Town	Chiayi County
Entity Address, Postal Zip Code	621018
Entity Address, Country	TW
City Area Code	+886
Local Phone Number	5221-2555